Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Components of stock-based compensation expense recognized in the Consolidated Statements of Income
The following table reflects the components of stock-based compensation expense recognized in our Consolidated Statements of Income (in millions):

	Years ended December 31,
	2015	2014	2013
RSUs	$190	$219	$206
Performance units	132	171	163
Stock options	—	18	34
Total stock-based compensation expense, pretax	322	408	403
Tax benefit from stock-based compensation expense	(120)	(152)	(149)
Total stock-based compensation expense, net of tax	$202	$256	$254

Summary of RSUs
The following summarizes select information regarding our RSUs:

	During the year ended December 31, 2015
	Units (in millions)	Weighted-average grant date fair value
Balance nonvested at December 31, 2014	7.1	$92.88
Granted	1.4	$166.74
Vested	(2.7)	$76.85
Forfeited	(0.8)	$112.53
Balance nonvested at December 31, 2015	5.0	$118.89

Summary of stock options
The following summarizes select information regarding our stock options:

	During the year ended December 31, 2015
	Options (in millions)	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (in millions)
Balance unexercised at December 31, 2014	4.1	$54.48
Granted	—	$—
Exercised	(1.3)	$50.99
Expired/forfeited	—	$51.96
Balance unexercised at December 31, 2015	2.8	$56.19	3.8	$294
Vested or expected to vest at December 31, 2015	2.8	$56.19	3.8	$294
Exercisable at December 31, 2015	2.8	$56.19	3.8	$294

Weighted average assumptions used and the resulting weighted average grant date fair value of performance units
The weighted-average assumptions used in these models and the resulting weighted-average grant date fair values of our performance units were as follows:

	Years ended December 31,
	2015	2014	2013
Closing price of our common stock on grant date	$164.26	$112.43	$92.03
Volatility	24.3%	23.8%	21.0%
Risk-free interest rate	0.8%	0.8%	0.4%
Fair value of unit	$182.55	$104.47	$102.73